Average Annual Total Returns (Vanguard Growth Index Fund Retail)	Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Growth Index Fund Vanguard Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%	13.63%	13.15%	7.83%	13.69%	13.69%	14.59%	14.59%	13.69%	13.69%
Five Years	15.83%	16.00%	15.58%	12.79%	none	none	16.49%	16.49%	16.09%	16.09%
Ten Years	8.50%	8.64%	8.30%	6.94%	none	none	8.89%	8.89%	8.71%	8.71%